Document and Entity Information	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	Vintage Wine Estates, Inc.
Entity Central Index Key	0001834045
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-1005902
Entity Address Address Line One	937 Tahoe Boulevard
Entity Address Address Line Two	Suite 210
Entity Address City Or Town	Incline Village
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89451
Entity Primary SIC Number	2080
Entity Tax Identification Number	87-1005902
City Area Code	877
Local Phone Number	289-9463
Amendment Flag	true
Amendment Description	On October 27, 2021, Vintage Wine Estates, Inc. (“VWE,” “we,” “us,” “our,” the “Company” or the “Registrant”) filed a registration statement on Form S-1 (Registration No. 333-260530), which was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on November 4, 2021 (as amended and supplemented from time to time, the “Prior Registration Statement”), and subsequently amended by Post-Effective Amendment No. 1 to Form S-1 on Form S-3 to convert the Prior Registration Statement on Form S-1 into a registration statement on Form S-3, which Post-Effective Amendment No. 1 was declared effective by the SEC on October 28, 2022.This Post-Effective Amendment No. 2 to Form S-3 on Form S-1 (this “Post-Effective Amendment No. 2”) is being filed by the Registrant to convert the Prior Registration Statement on Form S-3 into a registration statement on Form S-1. No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the original filing of the Prior Registration Statement.
Auditor Name		Cherry Bekaert LLP
Auditor Location		Raleigh, North Carolina
Auditor Firm ID		677
Business Contact [Member]
Document Information [Line Items]
Entity Address Address Line One	937 Tahoe Boulevard
Entity Address Address Line Two	Suite 210
Entity Address City Or Town	Incline Village
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89451
City Area Code	970
Local Phone Number	281-1017
Contact Personnel Name	Kristina Johnston